4. Disposition (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lighting Charm [Member]
Options granted			1,000,000
Fair value of options granted			$ 1,260
SR II [Member]
Sale of shares		$ 2,802
Gain loss on disposal		(481)
SR V [Member]
Sale of shares		2,014
Gain loss on disposal		$ 96
SR I [Member]
Gain loss on disposal	$ (32)
Discontinued Operations [Member] | SPI China [Member]
Additional paid in capital for excess of SPI China's book value of liabilities over assets			107,867
Loss on debt forgiveness			$ 536